Income Taxes (Details)			3 Months Ended	12 Months Ended
	Jan. 01, 2023	Jul. 01, 2022 AUD ($)	Dec. 31, 2022	Dec. 31, 2024 HKD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Statutory tax rate				25.00%	25.00%	25.00%
Applicable tax amount		$ 50,000,000		$ 2,000,000
Foreign Investment Enterprises Rate				25.00%
High and new technology enterprises rate.				15.00%	15.00%	15.00%
Research and development activities rate				150.00%
Pre-tax deduction ratio	100.00%
Cost of the intangible assets	200.00%
AUSTRALIA
Income Taxes [Line Items]
Statutory tax rate		25.00%
Applicable tax rate				25.00%
HONG KONG [Member]
Income Taxes [Line Items]
Applicable tax amount				$ 2,000,000
CHINA
Income Taxes [Line Items]
Statutory tax rate				25.00%	25.00%	25.00%
Pre-tax deduction ratio			175.00%
Minimum [Member] | HONG KONG [Member]
Income Taxes [Line Items]
Statutory tax rate				8.25%
Maximum [Member] | HONG KONG [Member]
Income Taxes [Line Items]
Statutory tax rate				16.50%
Maximum [Member] | CHINA
Income Taxes [Line Items]
Pre-tax deduction ratio			200.00%
AUSTRALIA
Income Taxes [Line Items]
Subsidiaries incorporated description				The Australian Income Tax had significant changes progressively since June 30, 2017. From July 1, 2022, companies that are base rate entities must apply the 25% company tax rate. A company is a base rate entity for an income year if 1) the company’s aggregated turnover for that income year is less than AUD 50,000,000 of that income year, and 2) it has 80% or less of their assessable income in that income year that is base rate entity passive income.
CHINA
Income Taxes [Line Items]
Research and development activities rate				175.00%